Vessels under construction (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 USD ($) DWT	Dec. 31, 2014 USD ($) DWT	Dec. 31, 2013 USD ($)	Mar. 20, 2013 USD ($)
Vessels under construction	$ 288,282	$ 288,282	$ 866,844	$ 371,692	$ 0
DWT	562,200	1,706,800	765,600
Aggregate Purchase Price of New Vessels	$ 702,837	$ 702,837
Purchase price paid for New Vessels	$ 269,240	$ 269,240
Kamsarmax
Contracts to acquire New Vessels	11	11
DWT | DWT		902,000
Ultramax Vessel
Contracts to acquire New Vessels	13	13
DWT | DWT		804,800